Earnings (Loss) per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Computation of Basic and Diluted Earnings (loss) Per Share

The following table sets forth the computation of basic and diluted earnings (loss) per share of Series A and Series B common stock for the three and six months ended June 30, 2013 and 2012. The allocation of undistributed earnings (losses) to Series A and Series B common stock in the table below excludes zero net income (loss) allocated to the participating securities for the three months ended June 30, 2013 and 2012, and zero and $221,232 for the six months ended June 30, 2013 and 2012.

	Three Months Ended June 30,
	2013		2012
	Series A	Series B	Series A	Series B
Basic net loss per share attributable to Series A and Series B common stock:
Numerator
Allocation of undistributed losses to Series A and Series B common stock	$(947,991)	$(424,716)	$(611,928)	$(274,153)
Denominator
Weighted avg. common shares outstanding	10,351,334	4,637,347	10,351,334	4,637,347

Number of shares used in per share computation	10,351,334	4,637,347	10,351,334	4,637,347
Basic losses per share attributable to Series A and Series B common stock	$(0.09)	$(0.09)	$(0.06)	$(0.06)

Diluted net loss per share attributable to Series A and Series B common stock:
Numerator
Allocation of undistributed losses to Series A and
Series B common stock in basic earnings per share	$(947,991)	$(424,716)	$(611,928)	$(274,153)
Plus: Undistributed losses allocated to Series B convertible preferred stock	—	—	—	—

Total losses used in per share computation	$(947,991)	$(424,716)	$(611,928)	$(274,153)
Denominator
Weighted avg. common shares used in basic per share computation	10,351,334	4,637,347	10,351,334	4,637,347
Plus: Weighted avg. Series B convertible preferred stock	—	—	—	—

Number of shares used in per share computation	10,351,334	4,637,347	10,351,334	4,637,347
Diluted losses per share attributable to Series A and Series B common stock	$(0.09)	$(0.09)	$(0.06)	$(0.06)

	Six Months Ended June 30,
	2013		2012
	Series A	Series B	Series A	Series B
Basic net income (loss) per share attributable to Series A and Series B common stock:
Numerator
Allocation of undistributed earnings (losses) to Series A and Series B common stock	$(1,881,499)	$(842,942)	$3,836,607	$1,718,444
Denominator
Weighted avg. common shares outstanding	10,351,334	4,637,347	10,351,334	4,637,347

Number of shares used in per share computation	10,351,334	4,637,347	10,351,334	4,637,347
Basic earnings (losses) per share attributable to Series A and Series B common stock	$(0.18)	$(0.18)	$0.37	$0.37

Diluted net income (loss) per share attributable to Series A and Series B common stock:
Numerator
A and Series B common stock in basic earnings per share	$(1,881,499)	$(842,942)	$3,836,607	$1,718,444
Plus: Undistributed earnings allocated to Series B convertible preferred stock	—	—	92,421	—

Total earnings (losses) used in per share computation	$(1,881,499)	$(842,942)	$3,929,028	$1,718,444
Denominator
Weighted avg. common shares used in basic per share computation	10,351,334	4,637,347	10,351,334	4,637,347
Plus: Weighted avg. Series B convertible preferred stock	—	—	250,000	—

Number of shares used in per share computation	10,351,334	4,637,347	10,601,334	4,637,347
Diluted earnings (losses) per share attributable to Series A and Series B common stock	$(0.18)	$(0.18)	$0.37	$0.37

The following table sets forth the computation of basic and diluted earnings (loss) per share of Class A and Class B common stock at December 31, 2012 and 2011. The allocation of undistributed earnings (losses) to Class A and Class B common stock in the table below excludes $148,468 and $0 of net income (loss) allocated to the participating securities as December 31, 2012 and 2011.

	Years ended December 31
	2012		2011
	Class A	Class B	Class A	Class B
Basic net income (loss) per share attributable to Class A and Class B common stock:
Numerator
Allocation of undistributed earnings (losses) to Class A and Class B common stock	$2,581,803	$1,156,634	$(1,559,190)	$(692,998)
Denominator
Weighted avg. commons shares outstanding	10,351,334	4,637,347	10,351,334	4,600,381

Number of shares used in per share computation	10,351,334	4,637,347	10,351,334	4,600,381
Basic earnings (losses) per share attributable to Class A and Class B common stock	$0.25	$0.25	$(0.15)	$(0.15)

Diluted net income (loss) per share attributable to Class A and Class B common stock:
Numerator
Allocation of undistributed earnings (losses) to Class A and Class B common stock in basic earnings per share	$2,581,803	$1,156,634	$(1,559,190)	$(692,998)
Plus: Undistributed earnings (losses) allocated to Series B convertible preferred shares	62,354	—	—	—

Total earnings (losses) used in per share computation	2,644,156	1,156,634	(1,559,190)	(692,998)
Denominator
Weighted avg. common shares used in basic per share computation	10,351,334	4,637,347	10,351,334	4,600,381
Plus: Weighted avg. Series B convertible preferred shares	250,000	—	—	—

Number of shares used in per share computation	10,601,334	4,637,347	10,351,334	4,600,381
Diluted earnings (losses) per share attributable to Class A and Class B common stock	$0.25	$0.25	$(0.15)	$(0.15)

Antidilutive Securities Excluded from Diliuted Earnings Per Share Computation

The computation of diluted earnings (loss) per share for the three and six months ended June 30, 2013 and 2012 does not include the following unvested restricted stock, stock options and warrants to purchase shares in the computation of diluted earnings (loss) per share because these instruments were antidilutive:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Stock Options	4,201,684	3,419,201	4,201,684	3,419,201
Unvested Restricted Stock	310,250	346,050	310,250	346,050
Warrants	70,000	70,000	70,000	70,000

The computation of diluted earnings per share for the years ended December 31, 2012 and 2011 does not include the following unvested restricted stock, stock options and warrants to purchase shares in the computation of diluted earnings per share because these instruments were antidilutive:

	December 31
	2012	2011
Stock options	3,403,001	3,419,201
Unvested restricted stock	345,263	383,916
Warrants	70,000	70,000